Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Income before income taxes	R$ 16,900,515	R$ 10,208,351	R$ 24,621,610
Adjustments to reconcile income before income tax to net cash flow from operating activities:
Expected loss on loans and advances	26,636,776	30,176,989	26,346,068
Change in insurance contract liabilities	36,983,145	42,456,177	38,731,599
Net Gains/(Losses) on financial assets at fair value through other comprehensive income	(1,031,353)	(1,841,022)	(2,663,816)
Expenses with provisions and contingent liabilities	5,962,311	6,339,505	2,874,896
(Gain)/Loss due to impairment of assets	889,156	1,940,035	(2,579,233)
Depreciation	2,624,029	2,626,085	2,530,910
Amortization of intangible assets	4,110,451	3,894,031	3,132,310
Share of profit of associates and joint ventures	(1,531,585)	(2,101,681)	(1,355,926)
(Gains)/Losses on disposal of non-current assets held for sale	4,610	(69,294)	(228,130)
(Gains)/Losses from disposal of property and equipment	(206,129)	(139,024)	(12,649)
(Gains)/Losses on the sale of investments in associates	9,572	14,350	(422,188)
Effect of changes in foreign exchange rates on cash and cash equivalents	305,225	(239,325)	(892,293)
(Increase)/Decrease in assets	(243,462,720)	(280,034,814)	(175,496,682)
Compulsory deposits with the Central Bank	(269,843)	(15,544,506)	(6,654,728)
Loans and advances to financial institutions	34,811,727	(35,005,630)	8,415,276
Loans and advances to customers	(222,987,244)	(111,830,757)	(163,343,243)
Financial assets at fair value through profit or loss	10,561,049	(85,699,349)	34,661,937
Other assets	(65,578,409)	(31,954,572)	(48,575,924)
Increase/(Decrease) in Liabilities	187,376,170	180,319,296	115,428,891
Deposits from banks	75,764,307	79,263,662	32,797,532
Deposits from customers	65,790,467	82,532,445	62,058,049
Financial liabilities at fair value through profit or loss	698,391	2,200,896	(923,959)
Insurance contract liabilities	(2,982,547)	(2,419,920)	(8,963,117)
Other provisions	(8,266,381)	(6,649,634)	(5,763,542)
Other liabilities	56,371,933	25,391,847	36,223,928
Cash generated by operations	35,570,173	(6,450,341)	30,015,367
Interest received	102,544,122	102,617,786	101,166,625
Interest paid	(80,755,464)	(88,961,324)	(72,121,352)
Income tax and social contribution paid	(7,130,346)	(7,383,749)	(9,292,937)
Net cash provided by/(used in) operating activities	50,228,485	(177,628)	49,767,703
Investing activities
(Acquisitions) of subsidiaries, net of cash and cash equivalents	(211,140)	(84,767)	(623,966)
(Acquisition) of financial assets at fair value through other comprehensive income	(82,179,390)	(61,444,346)	(164,290,603)
Disposal of financial assets at fair value through other comprehensive income	59,625,006	112,549,913	105,001,290
Maturity of financial assets at amortized cost	73,546,725	41,071,327	69,244,651
(Acquisition) of financial assets at amortized cost	(75,033,463)	(47,841,394)	(70,238,580)
Disposal of non-current assets held for sale	614,125	640,484	442,888
(Acquisitions) of investments in associates	(1,160,720)	(14,333)
Sale of investments in associates			61,970
Dividends and interest on equity received	479,427	978,932	720,069
(Acquisition) of property and equipment	(2,296,075)	(1,953,063)	(2,440,639)
Proceeds from sale of property and equipment	590,570	1,350,060	596,414
(Acquisition) of intangible assets	(5,752,383)	(7,187,567)	(6,971,601)
Interest received on financial assets at FVTPL and amortized costs	26,763,769	45,540,986	50,719,425
Net cash provided by / (used in) investing activities	(5,013,549)	83,606,232	(17,778,682)
Financing activities
Funds from securities issued	54,734,757	105,259,934	101,692,599
Payments on securities issued	(56,728,025)	(87,026,367)	(55,588,276)
Funds from subordinated debt issued	9,000,300	1,129,800	9,796,000
Payments on subordinated debts	(5,313,269)	(3,569,094)	(13,431,393)
Lease payments	(1,403,269)	(1,665,781)	(1,916,000)
Non-controlling shareholders	(439,572)	(44,182)	(209,470)
Interest paid on financing liabilities	(16,416,686)	(28,219,163)	(14,544,532)
Interest on equity/dividends paid	(6,541,998)	(8,927,917)	(3,656,763)
Acquisition of treasury shares	(568,728)		(224,377)
Net cash provided by/(used in) financing activities	(23,676,490)	(23,062,770)	21,917,788
Increase in cash and cash equivalents	21,538,446	60,365,834	53,906,809
Cash and cash equivalents
At the beginning of the period	186,790,580	126,185,421	71,386,319
Effect of changes in foreign exchange rates on cash and cash equivalents	(305,225)	239,325	892,293
At period end	208,023,801	186,790,580	126,185,421
Increase/(Decrease) in cash and cash equivalents	R$ 21,538,446	R$ 60,365,834	R$ 53,906,809